Financial Income and Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Finance Income and expenses [Abstract]
Schedule of Financial Income	Financial income
	Year ended December 31
	2022	2021	2020
	USD in thousands
Interest income	51	3	-
Fair value adjustment of share option’s liability – Note 12C.	197	1,053	-
Debt arrangement gain – see Note 12C.	-	-	915
Exchange rate differences, Net	671	17	48
	919	1,073	963

Schedule of Financial Expenses	Financial expenses
	Year ended December 31
	2022	2021	2020
	USD in thousands
Interest and fees to banks	17	82	120
Notional interest and linkage in respect of shareholder’s loan	-	8	55
Interest on EIB loan	92	-	-
Interest on lease liabilities	69	179	104
Exchange rate differences	-	75	12
Fair value adjustment of share option’s liability – Note 12C.	-	-	730
Interest on convertible loans	-	-	93
Adjustment of royalties’ obligation	180	11	-
	358	355	1,114